Contingent Liabilities - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Restricted term deposit	$ 119,000	$ 119,000
Rent guarantee	119,000	$ 119,000
Contingent liability payable	787,500
Contingent liability paid	$ 683,701